SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Accounting Policies [Abstract]
Impairment	$ 247
Cash flow hedges, assets	$ 332